Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, the table below sets forth additional information concerning the compensation of each individual who served as our Chief Executive Officer (“CEO”) and our other
(“non-CEO”)
named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, and our financial and total stockholder return (“TSR”) performance for each such fiscal year. Mr. Isom served as our CEO during 2023 and a part of 2022 and Mr. Parker served as our CEO during a part of 2022 and all of 2021 and 2020.
The COVID-19 pandemic was the most challenging time in our industry’s history. It resulted in drastic disruptions in global demand for air travel and a severe decline in our business. Despite these challenges, we remained consistent in our approach and philosophy that our executive compensation programs provide both fair pay and pay-for-performance
and align with the interests of stockholders. In 2023, we produced exceptionally strong performance, including:

•	Achieved record 2023 revenue of approximately $53 billion, an increase of more than $22 billion compared to 2021

•	On a GAAP basis, reversed our pre-tax loss in 2021 of over $2.5 billion and produced pre-tax income of $186 million in 2022 and pre-tax income of more than $1.1 billion in 2023

•	Excluding pre-tax net special items, (1) reversed our pre-tax loss in 2021 of nearly $7 billion and produced pre-tax income of $458 million in 2022, and nearly $2.5 billion in 2023

(1)	See Appendix B for details on the components of pre-tax net special items and for a reconciliation of pre-tax income (loss) excluding net special items, a non-GAAP measure.
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total: Mr. Isom ($) (1)	CAP: Mr. Isom ($) (2)	Summary Compensation Table Total: Mr. Parker ($) (1)	CAP: Mr. Parker ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average CAP: Non-CEO NEOs ($) (2)	AAG Total Stockholder Return ($) (3)	Peer Group Total Stockholder Return ($) (3)	Net Income (Loss) ($) (in millions)	Adjusted Pre-Tax Margin % (4)
2023	31,438,162	33,817,502	-	-	9,530,121	9,827,888	48.08	61.60	822	4.7%
2022	4,886,649	3,507,095	6,537,694	3,881,181	3,400,714	2,422,634	44.52	48.04	127	0.9%
2021	-	-	7,238,011	8,128,613	3,892,813	4,197,060	62.85	74.23	(1,993)	(23.2%)
2020	-	-	10,663,866	(614,164)	4,245,970	736,998	55.19	75.55	(8,885)	(70.7%)

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs.
Isom
and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2023	Robert Isom	Steve Johnson, Priya Aiyar, Devon May and Vasu Raja
2022	Robert Isom and Doug Parker	Derek Kerr, Steve Johnson, Maya Leibman and David Seymour
2021	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman
2020	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman

(2)	Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining NEOs for 2023 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2023
Adjustments	Mr. Isom ($)	Average Non-CEO NEOs ($)
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2023 (“FY23”)	(19,500,000)	(3,895,000)
Year-end Fair Value of Equity Awards Granted in FY23	20,515,276	3,842,580
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	610,517	167,907
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the FY23 based on change from Prior Year-end to Vesting Date	753,546	182,279
Total Adjustments	2,379,339	297,766

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for time-based RSU awards, the closing price of a share of our Common Stock on the applicable year-end
date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting dates, and (2) for performance-based RSU awards, the same valuation methodology as time-based RSU awards except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the applicable performance conditions as of the measurement date (which as of December 31, 2023 was 160% for the 2022 grants and 100% for the 2023 grants).

(3)
Pursuant to the SEC rules, TSR reflects an initial investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested. The Peer Group Total Stockholder Return represents the cumulative TSR of the ARCA Airline Index (the “Peer Group TSR”).

(4)	Adjusted pre-tax margin is a non-GAAP measure and excludes net special items. See Appendix B for a reconciliation of pre-tax margin excluding net special items, a non-GAAP measure.

Company Selected Measure Name	Adjusted Pre-Tax Margin
Named Executive Officers, Footnote
(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs.
Isom
and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2023	Robert Isom	Steve Johnson, Priya Aiyar, Devon May and Vasu Raja
2022	Robert Isom and Doug Parker	Derek Kerr, Steve Johnson, Maya Leibman and David Seymour
2021	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman
2020	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman

Peer Group Issuers, Footnote	Pursuant to the SEC rules, TSR reflects an initial investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested. The Peer Group Total Stockholder Return represents the cumulative TSR of the ARCA Airline Index (the “Peer Group TSR”).
Adjustment To PEO Compensation, Footnote
(2)	Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining NEOs for 2023 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2023
Adjustments	Mr. Isom ($)	Average Non-CEO NEOs ($)
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2023 (“FY23”)	(19,500,000)	(3,895,000)
Year-end Fair Value of Equity Awards Granted in FY23	20,515,276	3,842,580
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	610,517	167,907
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the FY23 based on change from Prior Year-end to Vesting Date	753,546	182,279
Total Adjustments	2,379,339	297,766

Non-PEO NEO Average Total Compensation Amount	$ 9,530,121	$ 3,400,714	$ 3,892,813	$ 4,245,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,827,888	2,422,634	4,197,060	736,998
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining NEOs for 2023 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2023
Adjustments	Mr. Isom ($)	Average Non-CEO NEOs ($)
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2023 (“FY23”)	(19,500,000)	(3,895,000)
Year-end Fair Value of Equity Awards Granted in FY23	20,515,276	3,842,580
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	610,517	167,907
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the FY23 based on change from Prior Year-end to Vesting Date	753,546	182,279
Total Adjustments	2,379,339	297,766

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link
compensation actually paid to our named executive officers for 2023:

•	Stock price/total stockholder return;

•	Adjusted pre-tax margin;

•	Total debt reduction;

•	Adjusted pre-tax income;

•	Mainline and regional on-time departures

•	Mainline and regional controllable completion factor; and

•	Measures related to diversity, equity and inclusion.

Total Shareholder Return Amount	$ 48.08	44.52	62.85	55.19
Peer Group Total Shareholder Return Amount	61.6	48.04	74.23	75.55
Net Income (Loss)	$ 822,000,000	$ 127,000,000	$ (1,993,000,000)	$ (8,885,000,000)
Company Selected Measure Amount	0.047	0.009	(0.232)	(0.707)
PEO Name	Robert Isom	Robert Isom and Doug Parker	Doug Parker	Doug Parker
Measure:: 1
Pay vs Performance Disclosure
Name	Stock price/total stockholder return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted pre-tax margin
Non-GAAP Measure Description	Adjusted pre-tax margin is a non-GAAP measure and excludes net special items. See Appendix B for a reconciliation of pre-tax margin excluding net special items, a non-GAAP measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Total debt reduction
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted pre-tax income
Measure:: 5
Pay vs Performance Disclosure
Name	Mainline and regional on-time departures
Measure:: 6
Pay vs Performance Disclosure
Name	Mainline and regional controllable completion factor; and
Measure:: 7
Pay vs Performance Disclosure
Name	Measures related to diversity, equity and inclusion
Isom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 31,438,162	$ 4,886,649	$ 0	$ 0
PEO Actually Paid Compensation Amount	33,817,502	3,507,095	0	0
Parker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	6,537,694	7,238,011	10,663,866
PEO Actually Paid Compensation Amount	0	$ 3,881,181	$ 8,128,613	$ (614,164)
PEO | Isom [Member] | Deduction For Amounts Reported Under The Stock Awards Column Of Summary Compensation Table For Fiscal Year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,500,000)
PEO | Isom [Member] | YearEnd Fair Value Of Equity Awards Granted In Each Fy23 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,515,276
PEO | Isom [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,517
PEO | Isom [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Fy23 Based On Change From Prior YearEnd To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	753,546
PEO | Isom [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379,339
Non-PEO NEO | Deduction For Amounts Reported Under The Stock Awards Column Of Summary Compensation Table For Fiscal Year 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,895,000)
Non-PEO NEO | YearEnd Fair Value Of Equity Awards Granted In Each Fy23 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,842,580
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,907
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Fy23 Based On Change From Prior YearEnd To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,279
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 297,766